Redeemable Noncontrolling Interests in Operating Partnership (Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Performance LTIP units | Advisory services fee
Debt Instrument [Line Items]
Compensation expense	$ 3,594	$ 6,797	$ 1,785
LTIP units
Debt Instrument [Line Items]
Compensation expense	7,304	10,841	5,060
LTIP units | Advisory services fee
Debt Instrument [Line Items]
Compensation expense	3,264	3,508	2,800
LTIP units | Corporate, general and administrative
Debt Instrument [Line Items]
Compensation expense	$ 446	$ 536	$ 475